Financial assets at fair value through other comprehensive income (Details 3) R$ in Thousands	Dec. 31, 2018 BRL (R$)
Investments in equity instruments designated at fair value through other comprehensive income
Marketable equity securities and other stocks	R$ 10,929,483
Total	10,929,483
Cost
Investments in equity instruments designated at fair value through other comprehensive income
Marketable equity securities and other stocks	11,685,525
Total	11,685,525
Adjustments to Fair Value
Investments in equity instruments designated at fair value through other comprehensive income
Marketable equity securities and other stocks	(756,042)
Total	R$ (756,042)